Loans	12 Months Ended
Dec. 31, 2022
Loans
Loans

13. Loans

The following table presents the outstanding nominal amounts (excl. interest or amortized cost) of all loans:

				In Contract
			Contract	Currencies	in EUR
	Interest rates	Maturity	Currency	12/31/2022	12/31/2022
Current loans
CITIC BANK	3.20 - 3.42%	01/05/ - 02/21/23	USD	6,605,114	6,192,597
ICBC Bank	3.23 - 3.98%	01/09 - 08/03/23	USD	4,238,451	3,973,742
ICBC Bank	3.80%	05/06/2023	CNY	10,000,000	1,359,028
SPD Bank	2.82 - 3.15%	04/15 - 04/26/23	USD	7,566,359	7,093,809
CMBC	3.90%	03/22/2023	USD	2,630,405	2,466,125
Shiga Bank*	0.78%	07/31/2027	JPY	40,680,000	289,208
Shiga Bank	0.98%	10/31/2023	JPY	91,340,000	649,367
BCM	1.82 - 1.95%	02/23 - 03/23	USD	9,000,000	8,437,913
Total current loans					30,461,789

Non-current loans
Shiga Bank*	0.78%	07/31/2027	JPY	149,150,000	1,060,358
Total non-current loans					1,060,358

				In Contract
			Contract	Currencies	in EUR
	Interest rates	Maturity	Currency	12/31/2021	12/31/2021
Current loans
Bank overdrafts			EUR	8,355	8,355
Deutsche Bank	2.40%	03/09 - 03/24/22	EUR	2,400,000	2,400,000
CZBANK	3.00 - 3.20%	01/30 - 05/24/22	USD	5,219,953	4,628,430
CITIC BANK	1.96 - 2.13%	02/04 - 06/23/22	USD	7,703,063	6,830,155
ICBC Bank	1.65 - 1.77%	01/19 - 06/02/22	USD	8,735,194	7,745,326
CCB Bank	0.59 - 0.71%	01/30 - 04/24/22	USD	2,920,000	2,589,107
SPD Bank	2.13%	03/05 - 03/25/22	USD	6,540,000	5,798,890
CMSB	1.90%	03/21- 04/21/22	USD	4,135,457	3,666,829
Shiga Bank*	0.98%	10/31/2023	JPY	100,080,000	767,602
Shiga Bank	1.28%	05/31/2022	JPY	16,000,000	122,718
Total current loans					34,557,415

Non‑current loans
Shiga Bank*	0.98%	10/31/2023	JPY	91,340,000	700,568
Total non‑current loans					700,568

* Loans at Shiga Bank are repaid in monthly installments, so that a current as well as a non-current proportion is presented in the table above.

The Group has pledged trade receivables as collateral for these obligations which can be utilized up to the amount of TEUR 0 (2021: TEUR 2,500). All loans were concluded under normal market conditions.